ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2022	2021
Provision for environmental liabilities	484,652	575,709
Current	262,018	231,711
Non-current	222,634	343,998